Warranty Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Product Warranties Disclosures [Abstract]
Beginning balance	$ 29,237	181,406	177,869
Warranty provision	6,781	42,073	41,327
Warranty reversal	(2,055)	(12,749)	(12,875)
Warranty claims	(5,543)	(34,394)	(24,915)
Ending balance	$ 28,420	176,336	181,406